SIGNIFICANT ACCOUNTING POLICIES (Inventories) (Details) - Inventory Valuation Reserve [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Inventory provision, beginning of year	$ 21,738	$ 16,789
Increase in inventory provision	9,848	11,165
Write off	(4,148)	(6,216)
Inventory provision, end of year	$ 27,438	$ 21,738